Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of preparation and statement of compliance	Basis of preparation and statement of compliance

MDxHealth’s consolidated financial statements of have been prepared in accordance with the International Financial Reporting Standards (IFRS) and interpretations issued by the IFRS Interpretation Committee (IFRS-IC) applicable to companies reported under IFRS. The financial statements comply with IFRS as issued by the International Accounting Standards Board (IASB) and as adopted by the EU (“EU-IFRS”), collectively “IFRS”.

The principal accounting policies applied in the preparation of the consolidated financial statements are set out below. These policies have been consistently applied to all the years presented, unless otherwise stated. All amounts are presented in thousands of US Dollars ($) unless otherwise indicated, rounded to the nearest thousand.

Basis of consolidation	Basis of consolidation

The consolidated financial statements incorporate the financial statements of MDxHealth SA (Belgium) and its wholly-owned subsidiaries, including MDxHealth Inc. (United States), and MDxHealth BV (The Netherlands) for each fiscal year ending on December 31.

Subsidiaries are all entities over which the Company has control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. The acquisition method of accounting is used to account for business combinations by the Company.

All intercompany balances, profits and transactions are eliminated upon consolidation.

Going Concern	Going Concern

The Company has experienced net losses and significant cash used in operating activities since its inception in 2003, and as of December 31, 2021, had an accumulated deficit of $244.3 million, a net loss of $29.0 million, and net cash used in operating activities of $22.5 million. Management expects the Company to continue to incur net losses and have significant cash outflows for at least the next twelve months. While these conditions, among others, could raise doubt about its ability to continue as a going concern, these consolidated financial statements have been prepared assuming that the Company will continue as a going concern. This basis of accounting contemplates the recovery of its assets and the satisfaction of liabilities in the normal course of business. A successful transition to attaining profitable operations is dependent upon achieving a level of positive cash flows adequate to support the Company’s cost structure.

As of December 31, 2021, the Company had cash and cash equivalents of $58.5 million. Taking into account the above financial situation and on the basis of the most recent business plan, the Company believes that it has sufficient cash to be able to continue its operations for at least the next twelve months from the date of issuance of these financial statements, and accordingly has prepared the consolidated financial statements assuming that it will continue as a going concern. This assessment is based on forecasts and projections within management’s most recent business plan as well as the Company’s expected ability to realize cost reductions should these forecasts and projections not be met.

Use of estimates and judgments	Use of estimates and judgments

Management makes certain critical accounting estimates and management judgment when applying the Company’s accounting policies, which affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Estimates and judgments are continuously evaluated based on historical experience and other factors, including expectations of future events, which are believed to be reasonable under the circumstances. In the future, actual experience may differ from these estimates and assumptions.

The areas where assumptions and estimation uncertainties in the financial statements have potentially the most significant effect in 2021, are listed below:

Revenue recognition (see Note 3):

The Company analyzes historical collection data on a quarterly basis and makes adjustments to its estimates. In accordance with IFRS 15, revenue is recognized where such variable consideration is included in the transaction price only to the extent that it is highly probable that the amount of revenue recognized will not be subject to significant future reversals as a result of subsequent re-estimation.

Deferred income tax (see Note 8)

Management estimates unused tax credits and tax losses to the extent that it is probable that taxable profit will be available against which the tax credits and tax losses can be utilized. On December 31, 2021, the Company had a consolidated net tax loss carried forward amounting to $305,022,000 (2020: $276,166,000; 2019: $279,752,000), implying a potential deferred tax asset of $76,255,500 (2020: $69,041,000; 2019: $82,751,000). No deferred tax assets have been recognized on December 31, 2021, 2020 and 2019.

Impairment Testing (see Note 9 and 10)

Management periodically assesses whether there are events or circumstances that indicate that the carrying amount of the intangible or tangible asset may not be recoverable. When such indications exist, management estimates the recoverable amount and records an impairment accordingly.

Management estimates indications exist that intangible assets ConfirmMDx and SelectMDx could be impaired and has accordingly performed an impairment test which is described in Note 9. Key underlying estimates are considered to be cashflows and the weighted average cost of capital.

In addition, as of December 31, 2021, 2020, and 2019, the Company had no outstanding goodwill remaining after the company fully impaired its goodwill in 2019.

Share-Based Payments (see Note 22)

Management estimates the fair value of the equity-settled share-based payment transactions by using the Black-Scholes option valuation model:

●	The dividend return is estimated by reference to the historical dividend payment of the Company. Currently, this is estimated to be zero as no dividends have been paid since inception.

●	The expected volatility was determined using the average volatility of the stock over the last two years at the date of grant.

●	Risk-free interest rate is based on the interest rate applicable for the 10Y Belgian government bond at the grant date

Going Concern (note 2.3)

Management needs to make significant judgements whether the Company will have sufficient liquidity to continue operations during the next twelve months. We refer to Note 2.3 for management assessment.

Financial liabilities (note 14)

Other financial liabilities are accounted for at fair value through P&L and include

●	the contingent consideration related to the acquisition of NovioGendix in 2015. The fair value of this contingent consideration is reviewed on a regular basis and includes management’s estimates related to the risk-adjusted future cash flows of different scenarios discounted using appropriate interest rates. The structure of the possible scenarios and the probability assigned to each one of them is reassessed by management at every reporting period and requires judgement from management about the outcome and probability of the different scenarios.

●	the derivative financial liability for the initial Kreos drawdown fee of €630,000 ($713,538) that initially is based upon the evolution of the share price of MDxHealth and also includes management’s estimates on probabilities that either payment or conversion will be requested by Kreos.

New Standards, Interpretations and Amendments adopted by the Company	New Standards, Interpretations and Amendments

2.5.1. New Standards, Interpretations and Amendments adopted by the Company

The accounting policies have been consistently applied by the Company and are consistent with those used in previous years.

In the current financial year, the Company has applied the amendments to IFRS standards issued by the IASB for the annual period starting on 1 January 2021. This adoption has not had any material impact on the disclosures or on the amounts reported in these financial statements.

2.5.2. Standards and Interpretations issued but not yet effective in the current period

Certain new accounting standards and amendments to standards have been published but were not mandatory for 31 December 2021 reporting period. No amendments to standards that are issued but not yet effective are considered to affect the Company’s accounting policies or any of the disclosures when applied for the first time.

Foreign currency translation	Foreign currency translation

Functional and presentation currency

Items included in the financial statements of each of the Company’s entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The Company’s functional and presentation currency is the U.S. dollar based on the continuing development of the commercial activities in the U.S. market.

Foreign currency transactions are translated into the functional currency using the exchange rates at the date of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates are generally recognized in profit or loss.

The results and financial positions of foreign operations that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

●	Assets and liabilities for each statement of financial position presented are translated at the closing rate at the date of that balance sheet

●	Income and expenses for each statement of profit or loss and statement of comprehensive income are translated at average exchange rates, and

●	All resulting exchange differences are recognized in other comprehensive income.

Revenue recognition	Revenue recognition

Performance obligations and timing of revenue recognition

The majority of the Company’s revenue is derived from laboratory services with revenue recognized at a point in time when control of the services has transferred to the customer. This is generally when the test results are delivered to the customer.

Minor other Company’s revenue is derived from license fees and royalties:

●	License fees are recognized when the Company has fulfilled all conditions and obligations. If the Company has continuing performance obligations towards the fees, the fee will be recognized on a straight-line basis over the contractual performance period.

●	Royalties are recognized as revenue once the amounts due can be reliably estimated based on the sale of the underlying products and services and when the collection of the royalties can be reasonably assured.

License up-front (signature fees) and non-refundable fees for access to prior research results and databases are recognized when earned, if the Company has no continuing performance obligations and all conditions and obligations are fulfilled. If the Company has continuing performance obligations towards the fees, the fee will be recognized on a straight-line basis over the contractual performance period.

Royalties are generated from the sales by third parties of products or services which incorporate the Company’s proprietary technology. Royalties are recognized as revenue once the amounts due can be reliably estimated based on the sale of the underlying products and services and when the collection of the royalties can be reasonably assured.

Determining the transaction price

A large portion of the Company’s revenues are derived from Medicare, which has set a fixed price (via a Local Coverage Determination or “LCD”) for the Company’s ConfirmMDx test. Therefore, the amount of revenue recognized from Medicare for ConfirmMDx is determined by reference to the fixed price in the LCD.

For other commercial insurance companies for ConfirmMDx, SelectMDx, and Urinary Tract Infection (UTI) where there is no certainty of the amount that will be paid for services rendered, the Company uses historical collection data – on an individual payor basis – to estimate its future collection and corresponding revenues that should be recognized for each type of test.

The Company analyzes historical collection data on a monthly basis and makes monthly adjustments to its estimates. In accordance with IFRS 15, revenue is recognized where such a variable consideration is included in the transaction price only to the extent that it is highly probable that the amount of revenue recognized will not be subject to significant future reversals as a result of subsequent re-estimation.

When historical collection data is insufficient to estimate future collections, the Company defaults to cash basis, meaning that revenues will not be recognized until actual cash payment is received from the payor.

Total revenue in any given year includes amounts related to tests performed in previous years as:

●	unrecognized amounts are collected;

●	recognized amounts are collected for different amounts than initially accrued for; and

●	balances outstanding for more than 12 months are reversed.

Segment information	Segment information

Information for the Company’s operating segments has been determined by reference to the information used by the chief operating decision maker (“CODM”) of the Company to review the performance of the Company and in making decisions on allocation of resources, the nature of the activities and the management structure and accountabilities. The Company’s CEO has been identified as the chief operating decision maker in accordance with his designated responsibility for the allocation of resources to operating segments and assessing their performance through periodic reporting. The CODM periodically reviews the Company’s performance based on information at a company level.

The Company does not distinguish different business segments since most revenues are generated from clinical laboratory service testing, or the out-licensing of the Company’s patented DNA methylation platform and biomarkers. On an ancillary and opportunistic basis, the Company may engage in contracting out its R&D and scientific expertise to commercial and non-commercial entities. The Company is not organized, nor does it operate along business lines and all functions supported all the Company’s commercial endeavors.

Goodwill	Externally acquired intangible assets

Intangible assets are recognized on business combinations if they are separable from the acquired entity or give rise to other contractual/legal rights. The amounts ascribed to such intangibles are determined using appropriate valuation techniques.

Externally generated intangible assets are carried at their cost less any accumulated amortization and any accumulated impairment losses. Externally acquired patents and software licenses are initially recognized at cost and are subsequently amortized on a straight-line basis over their estimated useful lives on the following basis:

●	Patents: shorter of 5 years or the remaining patent life

●	Software: shorter of 5 years or the software license period

●	Developed technology: 10 years

●	In-Process Research and Development: indefinite until the completion or abandonment of the associated research and development effort.

Internally generated intangible assets	Internally generated intangible assets (development costs)

Development costs are capitalized if it can be demonstrated that:

●	It is technically feasible to develop the product for it to be sold;

●	Adequate resources are available to complete the development;

●	There is an intention to complete and sell the product;

●	The Company is able to sell the product;

●	Sale of the product will generate future economic benefits; and,

●	Expenditures on the project can be measured reliably.

Internally generated intangible assets are carried at their cost less any accumulated amortization and any accumulated impairment losses. Amortization over the asset’s useful life shall begin when the asset is available for use.

Property, plant and equipment	Property, plant and equipment

Property, plant and equipment are stated at historical cost less accumulated depreciation and impairment. Repair and maintenance costs are charged to the income statement as incurred. Gains and losses on the disposal of property, plant and equipment are included in other income or expenses. Depreciation is charged to write off the cost or valuation of assets over their useful lives, using the straight-line method, on the following basis:

●	Equipment: 5 years

●	IT hardware and software: 3 years

●	Furniture: 5 years

●	Vehicles: 5 years

●	Leasehold improvements: in line with the lease agreement period

Right-of-use assets and liabilities	Right-of-use assets and liabilities

Right-of-use assets:

The Company recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Unless the Company is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognized right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life (see 2.11) and the lease term. Right-of-use assets are subject to impairment.

Lease liabilities:

At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payments of penalties for terminating a lease, if the lease term reflects the Company exercising the option to terminate. The variable lease payments that do not depend on an index or a rate are recognized as expense in the period on which the event or condition that triggers the payment occurs. In calculating the present value of lease payments, the Company uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment to purchase the underlying asset.

Short-term leases and leases of low-value assets:

The Company applies the short-term lease recognition exemption to its short-term leases of machinery and equipment (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases of office equipment that are considered of low value (i.e., below $5,000). Lease payments on short-term leases and low-value assets are recognized in the consolidated statement of profit or loss as incurred.

Impairment of assets	Impairment of assets

Intangible assets that have an indefinite useful life are not subject to amortizations and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired. Other assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows which are largely independent of the cash inflows from other assets or groups of assets (cash generating units). Non-financial assets other than goodwill that suffered an impairment are reviewed for possible reversal of the impairment at the end of each reporting period.

Inventories	Inventories

Inventories are initially recognized at cost, and subsequently at the lower of cost and net realizable value. Cost comprises merely purchase costs, as the inventory consists solely of raw materials. Raw materials are not ordinarily interchangeable, and they are as such accounted for using the specific identification of their individual cost.

The Company does not account for work in progress and finished products.

Government Grants	Government Grants

A government grant is only recorded as a receivable when (i) the grant has been approved by the granting party, (ii) the amounts are measurable, and (iii) the Company believes it will meet the conditions necessary to be able to receive/use the grant.

Cash and cash equivalents	Cash and cash equivalents

Cash and cash equivalents are carried on the balance sheet at nominal value. For the purposes of the cash flow statements, cash and cash equivalents comprise cash on hand, deposits held on call with banks, other short-term highly liquid investments and bank overdrafts. Bank overdrafts, if any, are included in borrowings included in current liabilities.

Taxation	Taxation

Current tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date.

Deferred income tax is provided in full using the “balance sheet liability method”, on temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.

Deferred tax liabilities are recognized for all taxable differences. Deferred tax assets are recognized for all deductible temporary differences, carry forward of unused tax credits and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilized.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

Deferred tax assets and deferred tax liabilities are offset, if a legally enforceable right exists to set off current tax assets against current income tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.

Share Capital	Share capital Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.
Financial Assets	Financial Assets

The financial assets consist mainly of trade receivables and other current assets (deposits).

Classification and measurement on initial recognition

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Company’s business model for managing them. With the exception of trade receivables that do not contain a significant financing component or for which the Company has applied the practical expedient, the Company initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component or for which the Company has applied the practical expedient are measured at the transaction price.

Trade receivables do not carry any interest and are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method, less provision for impairment based on expected credit losses, where applicable.

Subsequent measurement

After initial recognition, trade receivables and some other current assets are measured at amortized cost using the effective interest method, less provision for impairment based on expected credit losses.

Financial Liabilities	Financial Liabilities

The financial liabilities consist mainly of loans and borrowings, lease liabilities, trade and other payables and other financial liabilities that include derivative financial liabilities and contingent consideration related to business combinations.

Measurement on initial recognition	Measurement on initial recognition

At initial recognition financial liabilities are measured at fair value minus transaction costs unless the financial liability is carried at fair value through profit or loss, in which case the transaction costs are immediately recognized in profit or loss. The best estimate of the fair value at initial recognition is usually the transaction price, represented by the fair value of the consideration given or received in exchange for the financial instrument. Any difference between the fair value estimated by the entity and the transaction price (“day one gain or loss”) is recognized:

●	in the income statement if the estimate is evidenced by a quoted price in an active market; and

●	deferred as an adjustment to the carrying amount of the financial instrument in all other cases.

The fair value of the contingent consideration payable at the date of acquisition is computed as the sum of the probability weighted values of the fair values of the purchase prices associated with each of the potential product development routes. The fair value of each route is in turn computed as the sum of the survival probability discounted present values of the contingent payments in each such route including the milestone and commercialization payments. Any other financial liability included in the consideration payable for a business combination is recorded at fair value at the date of acquisition.

The fair value of the financial derivative financial instrument related to the initial drawdown fee of the loan which is either convertible into shares or repayable at 150% is computed as the sum of the probability weighted values of the fair values associated with each of the possible outcomes further described in note 14.

Subsequent measurement	Subsequent measurement

After initial recognition, loans & borrowings, lease liabilities, trade and other payables, are measured at amortized cost using the effective interest method. The contingent consideration and the derivative financial liability of the Kreos-drawdown fee are measured at fair value are reviewed on a regular basis, and at least at each reporting date, and any changes in fair value are recorded in the consolidated statement of profit and loss.

Retirement benefit schemes and employee savings schemes	Retirement benefit schemes and employee savings schemesPayments to defined contribution employee savings schemes are charged as an expense as they fall due. The Company does not offer nor operate any material defined benefit schemes for its employees.
Share-based compensation plans for personnel, directors and business associates	Share-based compensation plans for personnel, directors and business associates

The Company grants stock options in accordance with several share-based compensation plans in consideration for services performed by personnel, directors and business associates. The cost of the services rendered is measured at the fair value of the granted options and recognized as an expense in the statement of profit or loss. The corresponding credit is recorded directly into equity.

The estimate of the number of options which will ultimately vest is revised at each reporting date. The change in estimate is recorded as an expense with a corresponding correction in equity.

The received amount, less directly attributable transaction costs, will be recorded as share capital and share premium when the options are exercised.